Offerings - Offering: 1	Nov. 07, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value
Maximum Aggregate Offering Price	$ 20,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,062.00
Offering Note	The Registrant previously registered the offering, issuance and sale of securities, including its Class A common stock, of up to $400,000,000 under the Registration Statement on Form S-3 (File No. 333-273393), which was filed by the Registrant on July 24, 2023 and declared effective on August 4, 2023 (the “Prior Registration Statement”). As of the date hereof, a balance of $100,000,000 of securities remains unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act of 1933, as amended (the “Securities Act”), an additional amount of securities having a proposed maximum aggregate offering price of $20,000,000 is hereby registered, representing no more than 20% of the maximum aggregate offering price of securities available for issuance under the Prior Registration Statement. Pursuant to Rule 416 under the Securities Act, this Registration Statement on Form S-3 shall also cover any additional shares of the Registrant’s Class A common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of the registrant’s Class A common stock.